Inventory (Details) - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Inventory [Line Items]
Total	$ 949	$ 802
Beverage
Inventory [Line Items]
Total	672	545
Food
Inventory [Line Items]
Total	$ 277	$ 257